BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $)				12 Months Ended									12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 As previously reported Hotel revenues	Dec. 31, 2011 As previously reported Hotel revenues	Dec. 31, 2012 As previously reported Other income	Dec. 31, 2011 As previously reported Other income	Dec. 31, 2012 As previously reported Hotel operating expenses	Dec. 31, 2011 As previously reported Hotel operating expenses	Dec. 31, 2012 As previously reported Deferred rent receivable	Dec. 31, 2011 As previously reported Deferred rent receivable	Dec. 31, 2012 As previously reported Other assets	Dec. 31, 2012 Reclassifications to conform to current year presentation Rental and other property income	Dec. 31, 2011 Reclassifications to conform to current year presentation Rental and other property income	Dec. 31, 2012 Reclassifications to conform to current year presentation Interest and other income	Dec. 31, 2011 Reclassifications to conform to current year presentation Interest and other income	Dec. 31, 2012 Reclassifications to conform to current year presentation Rental and and other property operating expenses	Dec. 31, 2011 Reclassifications to conform to current year presentation Rental and and other property operating expenses	Dec. 31, 2012 Reclassifications to conform to current year presentation Other assets	Dec. 31, 2011 Reclassifications to conform to current year presentation Other assets	Dec. 31, 2012 Reclassifications to conform to current year presentation Other intangible assets
Lease inducements, gross	$ 8,337,000	$ 3,703,000	$ 3,703,000							$ 3,703,000	$ 3,703,000								$ 3,703,000	$ 3,703,000
Lease inducements, accumulated amortization										640,000	265,000								640,000	265,000
Other assets	9,653,000	4,855,000
Intangible assets, gross												16,287,000									16,287,000
Intangible assets, accumulated amortization												10,940,000									10,940,000
Hotel revenues				36,858,000	34,695,000								36,858,000	34,695,000
Other income						1,529,000	3,566,000								1,529,000	3,566,000
Hotel operating expenses								25,582,000	24,834,000								25,582,000	24,834,000
Other intangible assets	$ 22,282,000	$ 27,433,000